Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2012	Oct. 31, 2011
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Apr 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	L & L ENERGY, INC.
Entity Central Index Key	0001137083
Current Fiscal Year End Date	--04-30
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 671,953,692
Entity Common Stock, Shares Outstanding		37,244,073
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No

CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2012	Apr. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 4,040,020	$ 4,914,425
Accounts receivables	33,099,101	24,017,391
Prepaid and other current assets	22,824,020	28,641,462
Other receivables	8,738,868	2,586,147
Inventories	4,946,231	6,633,019
Total current assets	73,648,240	66,792,444
Property, plant, equipment, and mine development, net	132,630,829	96,479,551
Construction-in-progress	31,259,260	44,943,609
Intangible assets, net	428,036	902,555
Goodwill	3,768,443	2,988,175
Other assets	885,680	544,588
Long term receivable	27,840,433	7,272,828
Related party notes receivable	6,096,617	7,428,574
Total non-current assets	202,909,298	160,559,880
TOTAL ASSETS	276,557,538	227,352,324
CURRENT LIABILITIES:
Accounts payable	803,975	3,439,460
Accrued expenses and other current liabilities	1,090,310	717,298
Other payables	20,969,802	7,546,391
Related party payables	17,251,921	17,914,815
Due to officers	414,667	420,000
Taxes payable	13,636,288	18,835,276
Customer deposits	1,542,064	4,338,424
Bank loans	2,229,761	5,385,030
Total current liabilities	57,938,788	58,596,694
LONG-TERM LIABILITIES
Related party payable- Long term	304,951	800,000
Asset retirement obligations	2,459,352	1,978,877
Total long-term liabilities	2,764,303	2,778,877
Total Liabilities	60,703,091	61,375,571
Commitments and Contingencies
L&L ENERGY STOCKHOLDERS’ EQUITY:
Preferred stock, no par value, 2,500,000 shares authorized, none issued and outstanding	0	0
Common stock ($0.001 par value, 120,000,000 shares authorized: 36,991,397 and 32,277,579 shares issued and outstanding at April 30, 2012 and 2011 respectively)	36,991	32,278
Additional paid-in capital	65,752,560	48,420,321
Accumulated other comprehensive income	10,622,683	6,502,542
Retained Earnings	96,134,782	81,888,339
Treasury stock (143,093 shares and 1,259,000 shares at April 30, 2012 and 2011 respectively)	(123,968)	(396,859)
Total L & L Energy stockholders’ equity	172,423,048	136,446,621
Non-controlling interest	43,431,399	29,530,133
Total equity	215,854,447	165,976,754
TOTAL LIABILITIES AND EQUITY	$ 276,557,538	$ 227,352,325

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2012	Apr. 30, 2011
Commitments and Contingencies
L&L ENERGY STOCKHOLDERS’ EQUITY:
Preferred stock, par value	$ 0	$ 0
Preferred stock authorized shares	2,500,000	2,500,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock ($0.001 par value, par value	$ 0.001	$ 0.001
Common stock ($0.001 par value authorized shares	120,000,000	120,000,000
Common stock ($0.001 par value shares issued	36,991,397	32,277,579
Common stock ($0.001 par value shares outstanding	36,848,304	31,018,579
Treasury stock (143,093 shares and 1,259,000 shares at April 30, 2012 and 2011 respectively)	143,093	1,259,000

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
NET REVENUES	$ 143,557,915	$ 166,208,946	$ 88,462,984
COST OF REVENUES	103,721,842	120,156,182	48,452,314
GROSS PROFIT	39,836,073	46,052,764	40,010,670
OPERATING COSTS AND EXPENSES:
Salaries & wages-selling, general and administrative	6,408,059	8,649,292	2,560,128
Selling, general and administrative expenses, excluding salaries and wages	10,602,922	9,468,416	6,685,083
Total operating expenses	17,010,981	18,117,708	9,245,211
INCOME FROM OPERATIONS	22,825,092	27,935,056	30,765,459
OTHER INCOME (EXPENSE):
Interest income (expense)	316,173	(419,364)	(194,256)
Other income, net	1,911,670	1,415,884	499,084
Total other income	2,227,843	996,520	304,828
INCOME FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	25,052,935	28,931,576	31,070,287
PROVISION FOR INCOME TAXES	3,036,057	2,276,277	1,587,775
INCOME FROM CONTINUING OPERATIONS	22,016,878	26,655,299	29,482,512
Income attributable to non-controlling interests	4,994,669	5,620,679	7,040,555
Income attributable to L & L	17,022,209	21,034,620	22,441,957
DISCONTINUED OPERATIONS
Gain on disposal		0	1,017,928
Net income from discontinued operations	408,020	15,745,189	9,447,807
Divestiture net present value cost	(3,183,786)
TOTAL (LOSS) INCOME FROM DISCONTINUED OPERATIONS	(2,775,766)	15,745,189	10,465,735
NET INCOME	19,241,112	42,400,488	39,948,247
Net income attributable to non-controlling interests	4,994,669	5,620,679	7,040,555
Net income attributable to L & L	14,246,443	36,779,809	32,907,692
OTHER COMPREHENSIVE INCOME:
Foreign currency translation gain	4,120,141	6,502,542	29,842
COMPREHENSIVE INCOME	23,361,253	48,903,030	39,978,089
Comprehensive income attributable to non-controlling interests	5,767,281	6,327,858	7,041,402
Comprehensive income attributable to L & L	17,593,972	42,575,172	32,936,687
INCOME PER COMMON SHARE - basic from continuing operations	$ 0.51	$ 0.71	$ 0.92
(LOSS) INCOME PER COMMON SHARE - basic from discontinued operations	(0.08)	0.53	0.43
INCOME PER COMMON SHARE - basic	$ 0.43	$ 1.24	$ 1.35
INCOME PER COMMON SHARE - diluted from continuing operations	$ 0.5	$ 0.69	$ 0.87
(LOSS) INCOME PER COMMON SHARE - diluted from discontinued operations	$ (0.08)	$ 0.52	$ 0.41
INCOME PER COMMON SHARE - diluted	$ 0.42	$ 1.21	$ 1.28
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - basic	33,108,863	29,764,705	24,375,508
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - diluted	33,544,354	30,422,393	25,748,036

CONSOLIDATED STATEMENT OF EQUITY (USD $)	Total	Common Stock	Additional Paid-in Capital	Deferred Compensa-Tion	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Stock	Total Shareholders’ Equity	Non-Controlling Interests
Net income at Apr. 30, 2009	$ 32,907,692					$ 32,907,692		$ 32,907,692
Other comprehensive income, net of tax at Apr. 30, 2009	29,842				29,842			29,842
Issuance of common stock for cash	9,177,231	3,259	9,173,972					9,177,231
Issuance of common stock for cash (in shares)		3,258,911
Exercise 3,211,176 warrants	3,915,955	3,211	3,912,744					3,915,955
Exercise 3,211,176 warrants (in shares)		3,211,176
Cashless exercise of 511,700 warrants		296	(296)
Cashless exercise of 511,700 warrants (in shares)		295,348
Beneficial conversion feature for convertible debt	100,000		100,000					100,000
Conversion of $100,000 note and $4,000 interest	104,000	160	103,840					104,000
Conversion of $100,000 note and $4,000 interest (in shares)		160,000
Issue 29,902 shares for compensation	139,178	30	139,148					139,178
Issue 29,902 shares for compensation (in shares)		29,902
Issue 634,198 shares for services	1,288,119	634	1,287,485					1,288,119
Issue 634,198 shares for services (in shares)		634,198
Issuance of 336,000 warrants for compensation	302,955		302,955					302,955
Increase controlling interest in subsidiary	7,760,824		7,760,824					7,760,824
Amortization of deferred compensation	(493,535)			(493,535)				(493,535)
Non-controlling interest related to acquisitions	995,305								995,305
Net income related to non-controlling interest	7,040,555								7,040,555
Increase in non-controlling interest	(7,760,824)								(7,760,824)
Non-controlling interest related to disposal	(412,730)								(412,730)
Balance as of April 30, 2010	90,259,533	28,792	32,781,365	(557,202)	699,755	45,108,530	(396,000)	77,665,240	12,594,293
Balance as of April 30, 2010 (in shares)		28,791,735
Net Income at Apr. 30, 2010	32,907,692					32,907,692		32,907,692
Other comprehensive income, net of tax at Apr. 30, 2010	29,842				29,842			29,842
Net income related to non-controlling interest	5,620,679
Issue 529,143 shares for compensation	4,192,160	529	4,191,631					4,192,160
Issue 529,143 shares for compensation (in shares)		529,143
Issue 796,394 shares for investors	4,333,493	796	4,332,697					4,333,493
Issue 796,394 shares for investors (in shares)		796,394
Exercise of 1,888,750 warrants	4,729,750	1,889	4,727,861					4,729,750
Exercise of 1,888,750 warrants (in shares)		1,888,750
Cashless exercise of 554,105 warrants for 271,557 shares		272	(272)
Cashless exercise of 554,105 warrants for 271,557 shares (in shares)		271,557
Warrant Extension	50,000		50,000					50,000
40,000 Incentive stock options issued for compensation	282,444		282,444					282,444
2,000 Warrants issued for compensation	18,736		18,736					18,736
Amortization of deferred compensation	557,202			557,202				557,202
Reacquisition of treasury stock			1,229				(1,229)
Sales of treasury stock	2,035,000		2,034,630				370	2,035,000
Balance as of April 30, 2011	165,976,754	32,278	48,420,321		6,502,542	81,888,339	(396,859)	136,446,621	29,530,133
Balance as of April 30, 2011 (in shares)		32,277,579
Non-controlling interest related to acquisitions at Apr. 30, 2011	11,315,161								11,315,161
Net income related to non-controlling interest at Apr. 30, 2011	5,620,679								5,620,679
Other comprehensive income, net of tax at Apr. 30, 2011	5,802,787				5,802,787			5,802,787
Net Income at Apr. 30, 2011	36,779,809					36,779,809		36,779,809
Net income related to non-controlling interest	4,994,669
Balance as of April 30, 2012	215,854,447	36,991	65,752,560		10,622,683	96,134,782	(123,968)	172,423,048	43,431,399
Balance as of April 30, 2012 (in shares)		36,991,397
Issued 1,178,407 shares for compensation	4,358,963	1,178	4,357,785					4,358,963
Issued 1,178,407 shares for compensation (in shares)		1,178,407
Issued 200,000 shares for investors	420,000	200	399,800					400,000
Issued 200,000 shares for investors (in shares)		200,000
Issued 49,411 shares for loan conversion	400,000	49	419,951					420,000
Issued 49,411 shares for loan conversion (in shares)		49,411
Issued 3,000,000 shares for subsidiary	9,660,000	3,000	9,657,000					9,660,000
Issued 3,000,000 shares for subsidiary (in shares)		3,000,000
Cash exercise of 286,000 warrants	379,880	286	379,594					379,880
Cash exercise of 286,000 warrants (in shares)		286,000
Transferred 915,907 shares treasury stock to Investors	2,391,000		2,118,109				272,891	2,391,000
Non-controlling interest related to acquisitions at Apr. 30, 2012	8,906,597								8,906,597
Net income related to non-controlling interest at Apr. 30, 2012	4,994,669								4,994,669
Other comprehensive income, net of tax at Apr. 30, 2012	4,120,141				4,120,141			4,120,141
Net Income at Apr. 30, 2012	$ 14,246,443					$ 14,246,443		$ 14,246,443

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 19,241,112	$ 42,400,488	$ 39,948,247
Loss (income) from discontinued operations, net of income taxes	2,775,766	(15,745,189)	(10,465,735)
Adjustments to reconcile net income to net cash provided by operating activities net of businesses acquired:
Depreciation and amortization	6,466,061	4,223,681	1,398,727
Stock compensation	4,359,498	5,050,542	505,800
Amortization of debt discount	0	0	100,000
Accretion of asset retirement obligation	251,511	98,165
Accounts receivable	(12,645,163)	(5,052,892)	(95,469)
Prepaid and other current assets	2,939,086	(5,976,486)	(10,237,627)
Inventories	1,664,695	1,667,625	(7,459,437)
Other receivable	845,027	725,843	(10,784,507)
Accounts payable and other payable	(479,381)	(14,755,013)	9,208,435
Customer deposit	(1,288,101)	(949,820)	4,185,463
Accrued and other liabilities	(117,518)	(604,782)	275,517
Taxes payable	3,197,470	2,894,553	3,833,131
Note receivable	1,331,957	(2,657,088)	0
Net cash provided by continuing operating activities	28,542,020	11,319,627	20,412,545
Net cash provided by (used in) discontinued operation	(2,775,766)	14,781,050	10,465,735
Net cash provided by operating activities	25,766,254	26,100,677	30,878,280
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(912,810)	(4,208,457)	(18,310,477)
Construction-in-progress	(29,970,691)	(26,821,677)	(15,125,959)
Change in non-controlling interest due to acquisition and disposal	0	0	(427,894)
Acquisition of businesses, net of cash acquired	566,805	(639,985)	(4,561,561)
Increase in restricted cash	0	(544,588)	0
Divestiture of business, net of cash disposed	(1,247,083)	0	0
Proceeds from repayment of long term receivable	354,206	0	0
Loan to related party receivable		5,393,737	(1,158,164)
Long term receivable	2,363,315		(1,259,151)
Cash received from HSC disposal	457,895	1,259,151	0
Net cash used in continuing activities	(28,388,363)	(25,561,819)	(40,843,206)
Net cash used in discontinuing activities	0	(8,813,934)	0
Net cash used in investing operation	(28,388,363)	(34,375,753)	(40,843,206)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment on bank loans	0	(1,839,080)	(141,703)
Due to officers	(5,333)	420,000	0
Repayment of advances to shareholders	0	(6,948,529)	(910,791)
Advances from shareholders	997,933
Proceeds from issuance of convertible debt	419,951	0	100,000
Proceeds from issuance of common stock	399,800	4,333,493	9,865,629
Proceeds from warrant extension		50,000	0
Proceeds from Treasury stock sold	2,391,000	2,035,000	0
Payments for costs related to issuance of common stock	0	0	(688,398)
Payment to previous owner of acquired mine	(1,876,307)	0	0
Proceeds from exercise of warrants	379,594	4,729,750	3,915,955
Net cash provided by financing activities	2,706,638	2,780,634	12,140,692
Effect of exchange rate changes on cash and cash equivalents	(958,934)	3,081,498	52,892
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(874,405)	(2,412,944)	2,228,658
CASH AND CASH EQUIVALENTS, BEGINNING OF YEARS	4,914,425	7,327,369	5,098,711
CASH AND CASH EQUIVALENTS, END OF YEARS	4,040,020	4,914,425	7,327,369
SUPPLEMENTAL INFORMATION
INTEREST PAID	360,863	196,418	196,558
INCOME TAX PAID	446,435	773,738	158,746
NON-CASH INVESTING AND FINANCING ACTIVITY:
3 million shares issued for acquisition of 51% interest in WeiShe Coal Mine.	9,660,000	0	0
Increase controlling interest in subsidiary	0	0	7,760,824
Issue 160,000 shares on conversion of $100,000 note and accrued interest	0	0	104,000
Recovery of treasury stock	0	1,299	0
Payable to DaPing shareholders	$ 15,388,508	$ 17,064,815	$ 0

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Apr. 30, 2012
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

L & L ENERGY, INC. (“L&L” and/or the “Company”) was incorporated in Nevada, and is headquartered in Seattle, Washington.  Effective on January 4, 2010, the State of Nevada approved the Company’s name change from L&L International Holdings, Inc. to L & L Energy, Inc.  The Company is a coal (energy) company, and started its operations in 1995. Coal sales are made entirely in China, from coal mining, clean coal washing, coking and coal wholesales operations. At the present time, the Company conducts its coal (energy) operations in Yunnan and Guizhou provinces, southwest China. As of April 30, 2012, the Company has six operating subsidiaries; KMC and Tai Fung which have coal wholesale operations and Ping Yi Coal Mine (washing and mining operations “PYC”), two coal mining operations (DaPuAn Mine and SuTsong Mine) including DaPuAn’s coal washing operations (the “2 Mines” or “LLC”),and L&L Yunnan Tianneng Industry Co. Ltd. (including Hong Xing coal washing and ZoneLin coking operations) (“TNI”), DaPing Coal Mine(mining operation “DaPing”). On August 1, 2009, the Company increased its ownership of the two coal mining operations (the “2 Mines”), from 60% to 80%.

KMC acquired 100% equity of PYC on January 18, 2010 with an effective acquisition date of November 1, 2009.  L&L formed a new subsidiary TNI in the Yunnan province, China, and owns and 98% of controlling interest of TNI.  Through TNI, L&L acquired 100% equity of ZoneLin Coal Coking Factory in China (“ZoneLin”) on February 3, 2010 with an effective acquisition date of November 1, 2009; and acquired 100% equity of SeZone County Hong Xing Coal Washing Factory (“Hong Xing”) on January 1, 2010 with an effective acquisition date of November 30, 2009. L&L acquired 60% equity of DaPing on March 15, 2011.

The Company disposed of its majority interest of LEK air-compressor operations in January of 2009.  The Company acquired 93% equity interest in Hon Shen Coal Co., Ltd. (“HSC”) in July 2009 and October 2009, then disposed of HSC to Guangxi LuzhouLifu Machinery Co. Limited in April 2010 resulting a discontinued operation.

In August 2011, The Company established a new subsidiary Guizhou LiWei Coal Co. Ltd., (“Guizhou LiWei”) in Guizhou,, China and own 100% of controlling interest..

The Company acquired 51% equity interest in Wei She coal mine (“WeiShe”) in February of 2012, see Note 3.

The Company disposed 100% ownership of PYC in April of 2012, see Note 3.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Apr. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation - The fully consolidated financial statements include the accounts of (i) the Company, (ii) its 100% ownership of KMC subsidiary including coal wholesale, (iii) 80% of operations of LLC “2 Mines”, (iv) 51% of WeiShe, (v) 98% of TaiFung and 98% of TNI (coal washing and coking operations).  The Company fully consolidates 100% of the assets, liabilities of its subsidiaries and shows the non-controlling interests owned by their respective owners as Non-Controlling Interests.  The results of operations of our subsidiaries less amounts attributable to non-controlling interest owners are net income attributable to the Company.  All inter-company accounts and transactions are eliminated.

Use of Estimates - The preparation of financial statements, in conformity with US GAAP, accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  We base these estimates on historical and anticipated results and trends and on various other assumptions that we believe are reasonable under the circumstances, including assumptions as to future events.  These estimates form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.  By their nature, estimates are subject to an inherent degree of uncertainty.  Actual results may differ from management’s estimates.

Cash and Cash Equivalents - Cash and cash equivalent consist of cash on deposit with banks and cash on hand.  The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents, for cash flow statement purposes.  Cash includes cash on hand and demand deposits in accounts maintained with state owned banks within the PRC and with banks in the United States. The Company maintains balances at financial institutions which, from time to time, may exceed Federal Deposit Insurance Corporation insured limits for the banks located in the United States. Balances at financial institutions or state owned banks within the PRC are not insured and amounted to $1,405,085 and $4,350,383 at April 30, 2012 and 2011, respectfully. As of April 30, 2012 and 2011, the Company had deposits totaling $609,239 and $172,119(in excess of federally insured limits), in U.S. Banks.  The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

Revenue Recognition - In accordance with the Securities and Exchange Commission’s (“SEC”) Staff Accounting Bulletin (“SAB”) Topic 13, “Revenue Recognition,” the Company recognizes revenue when it is realized or realizable and earned. The Company must meet all of the following four criteria under SAB 104 to recognize revenue:

  Persuasive evidence of an arrangement exists
  Delivery has occurred
  The sales price is fixed or determinable
  Collection is reasonably assured

Payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as advances from customers.

Accounts receivable - The Company’s maintains reserves for potential credit losses on accounts receivable If any. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves.  As of April 30, 2012 and 2011, the Company determined that no allowance for doubtful accounts or sales returns was necessary.

Inventories - Inventories are stated at the lower of cost and net realizable value, as determined on a moving average basis.

Non-controlling Interest - Non-controlling interest represents the portion of equity that is not attributable to the Company. The net income (loss) attributable to noncontrolling interests are separately presented in the accompanying statements of income and other comprehensive income. Losses attributable to noncontrolling interests in a subsidiary may exceed the interest in the subsidiary’s equity. The related noncontrolling interest continue to be attributed its share of losses even if that attribution results in a deficit of the noncontrolling interest balance.

Foreign Currency Translation - The accounts of the Company’s Chinese subsidiaries are maintained in the RMB and the accounts of the U.S. parent company are maintained in the USD.   The accounts of the Chinese subsidiaries were translated into USD in accordance with ASC Topic 830, Foreign Currency Matters, with the RMB as the functional currency for the Chinese subsidiaries.  According to ASC 830, all assets and liabilities were translated at the exchange rate on the balance sheet date, stockholders’ equity is translated at historical rates and statement of income items are translated at the weighted average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income in accordance with ASC Topic 220, Comprehensive Income.  Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the statements of income.

Asset Retirement Costs and Obligations - Asset retirement costs are accounted for in accordance with ASC Topic 410-20, Asset Retirement Obligations.  Pursuant to ASC 410-20, the Company recognizes the fair value of the liability for an asset retirement obligation, which is recorded in the period in which it is incurred and the corresponding cost capitalized by increasing the carrying amount of the related long-lived asset. In subsequent periods, the retirement obligation is accreted to its future value, which is the estimate of the obligation at the asset retirement date. The liability is accreted to its present value each period, and the capitalized cost is depreciated or depleted over the useful lives of the respective assets.  If the liability is settled for an amount other than the recorded amount, a gain or loss would be recognized at such time.

Property, Plant, Equipment, and Mine Development - Property, Plant, Equipment, and Mine Development are stated at cost, less accumulated depreciation. Costs of mine development, expansion of the capacity of or extending the life of our mine are capitalized and principally amortized using the units-of-production method over the actual tons of coals produced directly benefiting from the capital expenditure. Mobile mining equipment and other fixed assets are stated at cost and depreciated on a straight-line basis over the estimated useful lives.  Leasehold improvements are amortized over their estimated useful lives or the term of the lease, whichever is shorter. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Maintenance and repairs are generally expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations.  Building, mining structure, and plant are related to our coal mining related operations. The mining structure includes the main and auxiliary mine shafts, underground tunnels, and other integrant mining infrastructure. Depreciation for the mine shafts is provided to write off the cost of the mining structure using the units of production method based on in-place reserves.

The estimated useful lives for each category of the fixed assets are as follows:

Building, Mining Structure and Plant	20 to 25 Years
Motor Vehicles and Equipment	5 Years
Machinery	10 to 12.5 Years

Impairment of Long-Lived Assets - The Company applies the provisions of ASC Topic 360, “Property, Plant, and Equipment,” which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company evaluates the recoverability of its long-lived assets if circumstances indicate impairment may have occurred.  This analysis is performed by comparing the respective carrying values of the assets to the current and expected future cash flows, on an undiscounted basis, to be generated from such assets. ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts. In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets. Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal. Based on its review, the Company believes that as of April 30, 2012 and 2011, there was no impairment of its long-lived assets.

Goodwill and Other Intangibles - The Company applies Accounting Standards Codification (“ASC”) Topic 350, Intangibles - Goodwill and Other Intangible Assets, to record goodwill and intangible assets.  In accordance with ASC 350, certain intangible assets are to be assessed periodically for impairment using fair value measurement techniques. The Company assesses annually whether there is an indication that goodwill is impaired, or more frequently if events and circumstances indicate that the asset might be impaired during the year.  The Company performs its annual impairment test in the fourth quarter of each year.  The Company has identified its operating segments as its reporting units for purposes of the impairment test.  The Company’s existing goodwill and intangible assets are associated with its mining, washing and coking segments.  The Company then determines the fair value of each reporting unit and compares it to the carrying amount of the reporting unit.  Calculating the fair value of the reporting units requires significant estimates and assumptions by management.  To the extent the carrying amount of a reporting unit exceeds the fair value of the reporting unit, there is an indication that the reporting unit goodwill may be impaired and a second step of the impairment test is performed to determine the amount of the impairment to be recognized, if any. The Company believes that as of April 30, 2012 and 2011, there was no impairment of its goodwill.

Income Taxes - The Company utilizes the asset and liability method of accounting for income taxes, under which deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.  GAAP also requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. As of April 30, 2012, income tax positions must meet a more-likely-than-not recognition threshold to be recognized.  A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.  No material deferred tax amounts were recorded at April 30, 2012 and 2011, respectively.  GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

The charge for taxation is based on the results for the reporting period as adjusted for items, which are non-assessable or disallowed.  It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The Company is subject to federal and state tax jurisdictions.  The Company’s tax years for 2008 to present are subject to examination by the taxing authorities.  With a few exceptions, the Company is no longer subject to federal and state examinations by taxing authorities for years before 2008.

As of May 1, 2010, the Company had no material unrecognized tax benefits and there was no effect on its financial condition or results of operations as a result of implementing ASC 740. There have been no changes to the Company’s liability for unrecognized tax benefits during the year ended April 30, 2012.

The Company files income tax returns in the U.S Federal jurisdictions. As of the date of adoption of ASC 740 and for the year ended April 30, 2012, the Company’s tax returns remain open to examination by the Internal Revenue Service tax authorities.

The Company’s policy is to recognize any interest and penalties related to unrecognized tax benefits as a component of provision for income tax. As of the date of adoption of ASC 740 and for the year ended April 30, 2012, the Company had accrued no interest or penalties related to uncertain tax positions.

The Company’s operating subsidiaries located in PRC are subject to PRC income tax. The new Chinese Enterprise Income Tax (“EIT”) law was effective on January 1, 2008. Under the new Income Tax Laws of PRC, a company is generally subject to income tax at an effective rate of 25% on income reported in the statutory financial statements after appropriated tax adjustments.

Stock-Based Compensation - The Company records stock-based compensation in accordance with ASC Topic 718, Compensation – Stock Compensation.  ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period by using the Black-Scholes option pricing model,. Under ASC 718, the Company’s volatility is based on the historical volatility of the Company’s stock or the expected volatility of similar companies. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Fair Value Measurements - ASC Topic 820, “Fair Value Measurements and Disclosures,” requires disclosure of the fair value of financial instruments held by the Company. ASC 825, “Financial Instruments,” defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures.  The carrying amounts reported in the consolidated balance sheets for receivables, certain other current assets and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

·         Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

·         Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

·         Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company did not identify any other non-recurring assets and liabilities that are required to be presented in the consolidated balance sheets at fair value in accordance with ASC 825.

Earnings Per Common Share - Earnings per share is calculated in accordance with the ASC Topic 260, Earnings Per Share.  Basic earnings per share is calculated dividing income available to common stockholders by the weighted average number of common shares outstanding.  Diluted earnings per share is based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, warrants and options are assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Concentration of Risk –Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash deposit and accounts receivable.  The Company’s cash, cash equivalents and restricted cash deposits were deposited with U.S. and PRC banks and other financial institutions and amounted to $4,608,581 at April 30, 2012. The Company does not believe there is significant risk of non-performance by the counterparties. For the year ended April 30, 2012, we had the top major customer who purchased 18% (approximately $28.5 million in value) of the Company’s total sales and represented $9.2 million or 28% of accounts receivable. The second major customer who purchased 15% (approximately $25.1 million in value) of the Company’s total sales and represented $2.2 million or 7% of accounts receivable.  In addition, two major supplier provided over 10% (approximately $20.6 million) of our total purchases. We currently have fully paid off the corresponding accounts payable.

Advertising Costs - The Company expenses the cost of advertising as incurred or, as appropriate, the first time the advertising takes place.  Advertising costs for the years ended April 30, 2012, 2011 and 2010 were not significant.

Statement of Cash Flows - In accordance with ASC Topic 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rates. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Discontinued Operations and Assets Held for Sale – The Company classifies items within discontinued operations in the consolidated financial statements when the operations and cash flows of a particular component (defined as operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity) of the Company have been (or will be) eliminated from the ongoing operations of the Company as a result of a disposal transaction, and the Company will no longer have any significant continuing involvement in the operations of that component. See Note 3 for additional details related to discontinued operations and assets held for sale.

Reclassification - Certain reclassifications have been made to the 2011 and 2010 consolidated financial statements to conform to the 2012 consolidated financial statement presentation. These reclassifications had no effect on net loss or cash flows as previously reported.

New accounting pronouncements

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-05 (“ASU 2011-12”). ASU 2011-12 amends certain pending paragraphs from ASU 2011-05. This amendment allows companies to defer the effective date of the change in presentation on the face of the financial statements of reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented. The effective date for all other amendments put forth in ASU No. 2011-05 are unaffected by this update. This update is effective for fiscal years and interim periods within those years beginning after December 15, 2011. The Company will adopt this guidance effective May 1, 2012, and we do not expect that its implementation will have a material impact on our consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), to improve reporting and transparency of offsetting (netting) assets and liabilities and the related affects on the financial statements. ASU 2011-11 is effective for fiscal years and interim periods within those years beginning after January 1, 2013. The Company plans to adopt this guidance effective May 1, 2013, and we do not expect that its implementation will have material effect on our consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (“ASU 2011-05”). In accordance with ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not expect an impact on our consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). The amendments in ASU 2011-04 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the amendments in ASU 2011-04 to result in a change in the application of the requirements in Topic 820. ASU 2011-04 is effective prospectively for interim and annual reporting periods beginning after December 15, 2011. This ASU will become effective for the company beginning in the quarter ended January 31, 2012 and we do not expect an impact on our consolidated financial statements.

BUSINESS COMBINATIONS AND DIVESTITURE	12 Months Ended
Apr. 30, 2012
BUSINESS COMBINATIONS AND DIVESTITURE

NOTE 3. BUSINESS COMBINATIONS AND DIVESTITURE

The Company has been actively acquiring smaller coal companies who lack the capital and/or management expertise to maximize growth and safety. The Company will continue to seek opportunities to purchase other mining operations as well as coal washing and coal coking operations.

Acquisitions

Acquisition of Hon Shen Coal Co. LTD (“HSC”)

On July 16, 2009, the Company entered into an agreement to acquire a 65% equity interest in the coal washing facility (a distinctive operation) of HSC in Yunnan Province for a purchase price of 10,000,000 RMB (equivalent to approximately US$1,464,129).  Aggregate cash payments of 2,000,000 RMB (equivalent to approximately US$292,826) were made in August 2009.

Subsequently, the Company entered into an Acquisition and Capital Increase Agreement, effective as of October 23, 2009, pursuant to which the Company increased its equity interest in HSC’s coal washing facility from 65% to 93% and acquired a 93% equity interest in HSC’s coking facilities (another distinctive operation of HSC), resulting in the Company acquiring a 93% equity interest in HSC’s entire coal washing and coking operations.  In connection with such acquisition, HSC’s registered capital was increased from 3,600,000 RMB to 60,000,000 RMB and then subsequently reduced to 30,000,000 RMB (equivalent to approximately US$4,400,000).

Initially, the total purchase price for the Company’s 93% equity interest in HSC’s coal washing and coking operations was 55,800,000 RMB  Subsequently, pursuant to an Acquisition and Capital Increase Agreement dated December 9, 2009 (the “December Agreement”), the total purchase price was reduced to 26,400,000 RMB (equivalent to approximately US$3,865,300).  Under the December Agreement, 6,000,000 RMB is payable within three months after signing and 20,400,000 RMB is payable within two years after receipt from the Chinese Government of necessary approvals for the parties to cooperate.

In addition to the initial 2,000,000 RMB paid in August 2009,the Company made additional payments of 200,000 RMB in October 2009 and 400,000 RMB in November 2009, for a total of 2,600,000 RMB (equivalent to approximately US$380,000) of the aggregate 26,400,000 RMB purchase price.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition of the HSC coal washing facility:

Allocation of purchase price:
Current assets	$3,162
Fixed assets	2,137,251
Intangible assets	405,007
Fair value of assets	$2,545,420
Less: Fair value of liabilities	297,028
Net assets acquired	$2,248,392
Non-controlling interest	$786,937

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition of the HSC coking facility:

Allocation of purchase price:
Current assets	$542,148
Property, plant and equipment	2,734,277
Intangible assets	1,048,097
Fair value of assets	$4,324,522
Less: Fair value of liabilities	2,204,983
Net assets acquired	$2,119,539
Non-controlling interest	$148,368

Ping Yi Mine

On January 18, 2010, the Company, through an indirect subsidiary, Baoxing Economic and Trade Co., entered into an Acquisition Agreement to acquire 100% of the Ping Yi Coal Mine (“PYC”), with an effective date of November 1, 2009, for a purchase price of 27,042,593 RMB (equivalent to approximately US$3,955,041).  The Company paid 23,042,593 RMB (equivalent to US$3,369,390) upon signing of the Acquisition Agreement.  An installment of 1,000,000 RMB (equivalent to US$146,412) was payable in February 2010. The remaining balance of 3,000,000 RMB (equivalent to US$439,239) was payable two years after signing of the Acquisition Agreement. The Company paid the remaining balance during the year-ended April 30, 2011.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$2,305,108
Property, plant and equipment	4,637,562
Intangible assets	1,909,020
Fair value of assets	$8,851,690
Less: Fair value of liabilities	4,896,649
Net assets acquired	$3,955,041

SeZone County Hong Xing Coal Washing Factory (“Hong Xing”)

On January 1, 2010, the Company through its 98% owned subsidiary, L&L Yunnan Tianneng Industry Co. LTD (“TNI”), acquired 100% of the equity of Hong Xing by entering into an Acquisition Agreement, effective as of November 30, 2009, with a purchase of 6,828,500 RMB (equivalent to approximately US $1,000,000).  The total amount of the purchase price was contributed by the Company to TNI and subsequently paid.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$186,017
Property, plant and equipment	1,098,381
Intangible assets	169,946
Fair value of assets	$1,454,344
Less: Fair value of liabilities	454,344
Net assets acquired	$980,000
Noncontrolling interest	$20,000

Luping County ZoneLin Coal Coking Factory in China (“Zonelin”)

On February 3, 2010, the Company through its 98% owned subsidiary, TNI, acquired 100% equity of Zonelin by entering into an Acquisition Agreement for a purchase price of 13,675,000 RMB (equivalent to US$2,000,000).  The Company has paid 6,837,500 RMB (equivalent to US$1,000,000) of the purchase price and the remaining balance of 6,837,500 RMB (equivalent to US$1,000,000) is payable in five annual installments with the first payment due by the first anniversary of the signing of the acquisition agreement. The Company paid the $200,000 of the total amount of purchase price in the period ended April 30, 2012.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$3,170,432
Property, plant and equipment	2,892,758
Intangible assets	662,472
Fair value of assets	$6,725,662
Less: Fair value of liabilities	4,725,662
Net assets acquired	$2,000,000
Noncontrolling interest	$40,000

DaPing Coal Mine

On March 15, 2011, the Company entered into an Acquisition Agreement to acquired 60% equity of the DaPing Coal Mine (“DaPing”), with an effective date of March 15, 2011, for a purchase price of 112,080,000 RMB (equivalent to approximately US$17,064,815).An initial installment of 10,000,000 RMB (equivalent to US$1,592,686) had been paid as of April 30, 2012.  The remaining balance of 102,080,000 RMB is to be paid based on the achievement of several requirements by the Company and DaPing, which were met during the year-ended April 30, 2012. After meeting five requirements, 30% of the total purchase price, RMB33, 624,000(equivalent to US$5,355,249)should be paid. The remaining balance of 68,456,000 RMB (equivalent to US$10,902,894) is payable after meeting another 3 requirements subsequent. As of April 30, 2012, the remaining balance of approximately US$15 million is payable since the first 5 requirements haven’t been fully met. The Company paid the $1,676,307 of the total amount of purchase price in the period ended April 30, 2012.

The following table summarizes the allocation of the purchase price to the fair values of the assets at the date of acquisition:

Allocation of purchase price:
Current assets	$528,914
Property, plant and equipment	3,899,314
Intangible assets*	26,673,895
Fair value of assets	31,102,123
Less: Fair value of liabilities	14,037,308
Net assets acquired	$17,064,815
Non-controlling interest	$9,626,043

*Includes goodwill of $2,625,751

Tai Fung Energy Inc. (“Tai Fung”)

On March 8, 2011, the Company entered into an Operating Agreement to invest up to RMB 20,000,000 (equivalent to US$3,063,069) in a newly established entity, Tai Fung, a Chinese company established in SeZone Country,Yunnan Province, PRC .. TaiFung is a marketing and distributing company of coals throughout China and has yet to begin operation as of April 30, 2011. The net assets on acquisition date comprise only cash contributed by the 2% non controlling interest.

The investment represent 98% control of Tai Fung and the investment is accounted for in accordance with ASC 805 and consolidated with the financial statements contained herein.   The Company has paid RMB 4,178,718 (equivalent to US$665,539) and RMB 8,794,246 (equivalent to US$ 1,400,648) in fiscal year 2011 and 2012, respectively.  The term of Tai Fung is initially set at six (6) years, subject to renewal upon mutual agreement of the founders.

Weishe Coal Mine (“Weishe”)

On February 3, 2012, the Company entered into the Weishe Coal Mine Equity Ownership Transfer Agreement (the “Agreement”) with Guizhou Union Energy, Inc., a Chinese corporation (“Union”), Guizhou Union Capital Investment Holding Co., Ltd., a Chinese corporation (“Union Capital”), and Mr. Guo Xu Zhang, a Chinese citizen (“Mr. Zhang”), to purchase 51% of the equity ownership interest of Weishe Coal Mine.

Under the Agreement, the purchase price for 51% of the ownership interest in Weishe Mine is about US$9.7 million, which will be paid in full by issuing 3,000,000 shares of common stock of the Company (“LLEN Stock”) .  The 3,000,000 shares of Company Stock has been paid to Union or a designee of Union in installments, based on the satisfaction of certain conditions set forth in the Agreement.  The stock price on February 3, 2012 was $3.22 per share. The noncontrolling interest in Weishe is measured at fair value at the acquisition date, with a discount rate approximately of 16% which reflected the factor of lack of marketability.

Allocation of purchase price:
Current assets	$1,158,026
Fixed assets	30,188,177
Intangible assets*	779,075
Fair value of assets	$32,125,278
Less: Fair value of assets	(14,609,871)
Net assets acquired	$17,515,407
Non-controlling interest	$7,822,636

*Includes goodwill of $779,075

The following unaudited pro forma financial information for the Company summarizes the results of operations for the periods indicated as if the PYC, Zonelin, Hong Xing, Daping, Tai Fung and Wei She (collectively, the “Companies”) acquisitions had been completed as of May 1, 2009 (depending on when the acquisitions occurred).  This pro forma financial information considers principally (i) the Company’s audited financial results, (ii) the unaudited historical financial results of the Companies, as supplied to the Company, and (iii) select pro forma adjustments to the historical financial results of the Companies.  Such pro forma adjustments represent principally estimates of (i) the impact of the hypothetical amortization of acquired intangible assets and the recognition of fair value adjustments relating to tangible assets in pre-tax income in each period and (ii) the pro forma impact of the transaction on the Company’s tax provision in each period.  These pro forma adjustments did not have a material impact on the pro forma Net income attributable to L&L Energy, as presented below. The following pro forma data does not purport to be indicative of the results of future operations or of the results that would have actually occurred had the acquisition taken place at the beginning of 2009:

	For the years ended
	April 30, 2012	April 30, 2011	April 30, 2010
Net revenue	$143,710,951	$167,668,561	$88,994,562
Income from continuing operations	22,561,511	28,333,259	30,876,484
Net income attributable to L&L Energy	16,887,743	$42,709,164	$40,018,896
Basic proforma earning per share	0.51	1.43	1.64
Diluted proforma earning per share	0.50	1.40	1.55

Divestiture

Sale of HSC

In late 2009, early 2010, the Company determined that it was in the best interest of the Company for management’s time to be expended on other prospective acquisitions that would provide a better return to its stockholders.  Therefore, on April 18, 2010, the Company entered into an Equity Sale and Purchase Agreement (the “Equity Sale Agreement”) with Guangxi Liuzhou Lifu Machinery Co, Ltd, whereby the Company sold its 93% equity ownership interest in HSC for 41,000,000 RMB (equivalent to approximately US$6,000,000).  Guangxi Liuzhou Lifu Machinery Co, Ltd assumed the obligation of the Company to pay to HSC 23,800,000 RMB (equivalent to approximately US$3,485,300) that remained payable to HSC pursuant to the December Agreement.  Guangxi Liuzhou Lifu Machinery Co, Ltd also agreed to pay the remaining balance of 17,200,000 RMB (equivalent to approximately US$2,514,700) to the Company in three installments, (1) 3,440,000 RMB (approximately $502,940 USD) within six months of the sale, (2) 5,160,000 RMB (approximately $754,410 USD) between six months and twelve months after the sale, and (3) 8,600,000 RMB (approximately $1,257,350) between twelve and twenty-four months after the sale.  Pursuant to the Equity Sale Agreement, if Guangxi Liuzhou Lifu Machinery Co, Ltd does not make such scheduled payments, a penalty of 1% of the applicable payment will be assessed for any deadline that is missed.  Additionally, interest of 3.5% per annum of the applicable payment will be assessed as of the day after the applicable payment date.  The portions of the purchase price that are due within twelve months after the sale (i.e., the first two installments) are included as “Other receivables” on the Company’s consolidated balance sheets and the portion of the purchase price due within 24 months of the sale (i.e., the third installment) is included as a “Long term receivable” on the Company’s consolidated balance sheets.  The Company recorded US$834,181 as income from discontinued operations and recognized a gain of US$1,017,928 on the sale on April 18, 2010. As of April 30, 2012, outstanding receivable from sales of HSC was USD$8021, 256, which is expected to be received before April 30, 2013.

Sale of Ping Yi Mine

With consideration of several factors including continuing development strategies, the Company made the determination to dispose of the Ping Yi Mine.  On April 30, 2012, the Company entered into an Equity Sale and Purchase Agreement with Mr. Zhang, the previous owner of Ping Yi Mine, whereby the company sold its 100% equity ownership interest in Ping Yi Mine for RMB 196,000,000, approximately $31,000,000.  The payment was agreed to take the form of receipt with no payment in two parts, (1) through receipt of coal extracted from Ping Yi Mine subsequent to the disposal, including priority receipt of future coal from Ping Yi mine at a 5% discounted price compared to the market price until 70% of the payment is received; (2) through receipt of the use of Ping Yi Mine’s washing facilities subsequent to disposal, including  usage fees charged at a 3%~5% discounted price compared to the market price until 30% of the payment is received. The terms of the agreement state that full payment must be received within five years, and that 70% of total receipts must occur by the end of year three.

The Company recorded $408,020 as income from discontinued operations for the year-ended April 30, 2012. Additionally, the company recorded $3,183,786 of costs to dispose related to the provision of discounting the estimated receipt of the payment over the payment term (refer to Note 6).

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Apr. 30, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Cash advances are made to coal suppliers to guarantee a certain delivery of coal to us at a specified time and price. Since the demand for coal is high, we set up agreements with these suppliers, with cash deposits, to ensure a constant supply of coal to our washing and coking facilities. By signing purchase agreements with our suppliers which provide for the payment of deposits over a certain period of time, we ensure that our suppliers will deliver their coal to us in a timely manner. Certain agreements impose penalties on the suppliers for non-compliance.

All of the Company’s Bill receivable is Bank Acceptance from our customers. Bank’s Acceptance is a promised future payment, or time draft, which is accepted and guaranteed by a bank and drawn on a deposit at the bank by the buyer. The bank acceptance specifies the amount of money, the date, and the company to which the payment is due. After acceptance, the draft becomes an unconditional liability of the bank. But the holder of the draft can sell (exchange) it for cash at a discount to a bank or endorse it to another company instead of cash payment.

The Company provides advances to employees for them to handle incidentals in our mines, washing and coking expansion projects as these facilities are far away from our headquarters in Kunming. There were no advances to officers or directors.

Prepaid expenses and other current consist of the following at April 30:

Description	2012	2011
Advances to suppliers	$22,417,596	$14,389,07
Bill receivable	-	12,345,103
Advances to employees	344,124	1,518,454
Other	$62,300	$388,798
	22,824,020	28,641,462

OTHER RECEIVABLES	12 Months Ended
Apr. 30, 2012
OTHER RECEIVABLES

NOTE 5. OTHER RECEIVABLES

Other receivables consist of the following at April 30:

Description	2012	2011
Short term loans to business associates	$554,726	$927,736
PYC receivable-current (note 3)	7,094,403
HSC receivable (note 3)	801,256	1,259,151
Other	288,483	399,260
Total	$8,738,868	$2,586,147

As more fully discussed in Note 3, the Company sold its 100% equity ownership interest in Ping Yi Mine for RMB 196,000,000, approximately $31,200,000. The estimated receipt of payment is expected to generally occur of a five-year term, in accordance with the contract. As such, a valuation allowance was recorded to reflect the net present value of the payments during that term at a rate of 5%, which is with reference to the borrowing rate of People Bank of China with similar tenor. The initial recording of this discount resulted in the recognition of a cost of disposal in the current year, which will be accreted as interest income by effective interest method over the life of the agreement. As of April 30, 2012, the Company recorded a total receivable, net of discount of $28,016,214, with a current portion of 7,094,403, net of discount of $178,555.

INVENTORIES	12 Months Ended
Apr. 30, 2012
INVENTORIES

NOTE 6. INVENTORIES

Inventories are primarily related to coal located at KMC, Wei She, Tai Fung and TNI. Inventories consist of the followings of April 30:

Description	April 30, 2012	April 30, 2011
Raw Coal	$897,004	$2,952,157
Coke Coal	4,739	537,072
Fine Coal	4,044,488	3,143,790
Total	$4,946,231	$6,633,019

PROPERTY, PLANT, EQUIPMENT AND MINE DEVELOPMENT	12 Months Ended
Apr. 30, 2012
PROPERTY, PLANT, EQUIPMENT AND MINE DEVELOPMENT

NOTE 7.  PROPERTY, PLANT, EQUIPMENT AND MINE DEVELOPMENT

Property, plant, equipment and mine development consist of the following as of April 30:

Description	2012	2011
Mine development	$44,638,648	$27,241,647
Mineral rights	66,203,195	45,306,336
Building and improvements	5,952,811	9,736,380
Machinery and equipment	26,759,805	22,641,147
Assets retirement cost, net	2,121,964	1,688,362
	145,676,423	106,613,872
Accumulated depreciation and amortization	(13,045,594)	(10,134,320)
Property, Plant and Equipment, net	$132,630,829	$96,479,551

Depreciation and amortization expense was $5,717,346, $5,841,073 and $1,085,798 for the years ended April 30, 2012, 2011 and 2010, respectively.

We have reclassified Mineral Rights as Property, Plant, Equipment and Mine Development. Mineral Rights were disclosed as Intangible Assets in prior financial statements. We amortize our mining rights using the units-of-production basis in fiscal year 2012 and 2011.

Mineral rights represent the exclusive right, granted by the Chinese government, to operate the 4 Mines, DaPuAn, SuTsong, DaPing and WeiShe.  The rights were acquired in the first quarter of 2008 as a result of the acquisition of the “2 Mines” on May 1, 2008 and on November 1, 2009, the acquisition of the DaPing on March 15, 2011 and the acquisition of the Wei She on February 3, 2012,, respectively. The Company has elected to use unit-of-production method to depreciate its mineral rights.

CONSTRUCTION IN PROGRESS	12 Months Ended
Apr. 30, 2012
CONSTRUCTION IN PROGRESS

NOTE 8. CONSTRUCTION IN PROGRESS

Construction in progress includes mine development, ventilation and electrical system improvements for the PingYi mine, the two coal mines, and DaPing mine, building of staff quarters, and beginning construction of a sewage treatment system and road expansion for the washing facilities. Construction in progress was $31,259,260, and $44,943,609 as of April 30, 2012 and 2011,respectively. On April 30, 2012, the Company entered into an Equity Sale and Purchase Agreement to dispose of the Ping Yi mine; the construction inprogress balance in the consolidated balance sheet as of April 30, 2012 has excluded the construction in process balance of PingYi mine upon the disposal; the construction in process of PingYi mine was $23,157,475 and 22,008,825 as of April 30, 2012 and, 2011, respectively.

Capitalized Interest

The Company capitalizes interest on construction in progress related to specific mining projects. The methodology for capitalizing interest on general funds begins with a determination of the borrowings applicable to the qualifying assets. The basis of this approach is the assumption that the portion of the interest costs that are capitalized on expenditures during an asset’s acquisition period could have been avoided if the expenditures had not been made. This methodology takes the view that if funds are not required for construction then they would have been used to pay off debt. The primary debt instrument included in the rate calculation of capitalized interest incurred for the year-ended April 30, 2012 was the Company’s bank loans (as defined under Note 16, “Bank Loans”). The interest to be capitalized for any period is derived by multiplying the average rate of interest times the average qualifying assets during the period, not to exceed the total interest on the qualifying debt instruments. To qualify for interest capitalization, the Company must continue to make progress on the development of the assets. Capitalized interest costs were  $262,183, $320,788 and $172,766 for 2012, 2011 and 2010, respectively.

INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Apr. 30, 2012
INTANGIBLE ASSETS AND GOODWILL

NOTE 9.  INTANGIBLE ASSETS AND GOODWILL

Customer relationship and technology assets are being amortized over a period of 7 years.  Amortization expense was $167,060 and $41,208 at April 30, 2012 and 2011, respectively.

Intangible assets consist of the following at April 30,

Description	2012	2011
Technology	$266,479	$273,224
Customer Relationship	397,108	873,706
	663,587	1,146,930
Accumulated amortization	(235,551)	(244,375)
	$428,036	$902,555

We have reclassified Mineral Rights to Property, Plant, Equipment and Mine Development. Mineral Rights were disclosed as Intangible Assets in prior financial statements. No amortization expense was recorded for the year ended April 30, 2010.

The amortization schedule for the upcoming five years is as below (amount in thousands):

Fiscal 2013	74
Fiscal 2014	84
Fiscal 2015	121
Fiscal 2016	139
Fiscal 2017	10

Total	428

The changes in the carrying amounts of goodwill, which is generally not deductible for tax purposes, for our operating segments for fiscal 2012 and 2011 were as follows:

Total
Balance as of April 30, 2010	$248,247
Goodwill from acquisitions	2,625,751
Foreign currency translation (1)	114,177

Balance as of April 30, 2011	2,988,175
Goodwill from acquisitions	779,095
Goodwill disposed of	(101,269)
Foreign currency translation (1)	102,442

Balance as of April 30, 2012	$3,768,443

OTHER ASSETS	12 Months Ended
Apr. 30, 2012
OTHER ASSETS

 NOTE 10.  OTHER ASSETS

Other assets represent the long-term restricted cash which included bank deposits placed as guarantee for the future payments of costs related to land subsidence, restoration, rehabilitation and environment protections required by the coal authority, amount of $87,570 and $798,111 of Yunnan and Guizhou province, respectively.

LONG TERM RECEIVABLE	12 Months Ended
Apr. 30, 2012
LONG TERM RECEIVABLE

NOTE 11.  LONG TERM RECEIVABLE

In fiscal year of 2011, the Company entered into several agreements with Colorado-based Bowie Resources, LLC and have loaned a total of approximately $7 million.  The loan originally carried an interest rate of nine (9) percent which has since increased to eleven (11) percent.  The loan is co-senior with another lender.  The total owing to the Company as of April 30, 2012 is $6,918,622 includes interest of $369,609.

As more fully disclosed in Note 3 and Note 6, the Company has recorded a long-term receivable related to the disposal of the Ping Yi Mine of $20,921,811, net of a discount of $3,005,231.

RELATED PARTY TRANSACTIONS	12 Months Ended
Apr. 30, 2012
RELATED PARTY TRANSACTIONS

NOTE 12.  RELATED PARTY TRANSACTIONS

The Company loaned money to various entities who have non-controlling interests with the Company.  Those loans are notes receivables, secured by assets and machinery of the various mines or businesses indicated below.  Because the borrowers under the notes have business in which the Company has an interest, the Company believes the borrowers are considered as related parties.  Total amount of the related party transactions are approximately $6.1 million as of April 30, 2012 which is tabled below.  While in the prior year, as of April 30, 2011, total related party transactions amounted transaction amounts to approximately $7.4 million including approximately $5.5 million is a loan to non controlling interest shareholders of 2 Mines, approximately $1.5 million for an advance to a KMC manager for the development of the Tian-Ri Coal Mine.

Borrowers	USD	Maturity	Collateralized by
Associates to TianRi Coal Mine	$ 1,614,984	May 1, 2015	Mining equipment
Associates to SuTsong	2,869,284	May 1, 2015	Mine Assets
Associates to DuPuAn	973,237	May 1, 2015	Mine Assets
Yunnan Tinnan Co. Ltd.	443,128	May 1, 2015	Mine Assets
Others	195,984	Various dates
	$ 6,096,617

As of April 30, 2012 and 2011, the Company had the following other payables to the related parties:

Payable-related party	2012	2011*
Payable to previous owners of ZoneLin (less non-current)	$-	$200,000
Payable to Robert Lee	1,647,933	650,000
Share to be issued to Board of Directors and Officers	215,480	-
Payable to previous owners of DaPing Coal Mine	15,388,508	17,064,815
Total current Payable-related party	$17,251,921	$17,914,815
Payable to previous owners of ZoneLin (less non-current)	$304,951	$800,000
Total Payable-related party	$17,556,872	$18,714,815

Total Payable-related party was $17.3 million as of April 30, 2012. None of these payables bear interest and they are not collateralized by any assets of the Company. $15 million was part of the consideration payable to the owner of the acquisition of DaPing coal mine during the year ended April 30, 2012. $1.6 million was a temporary interest free loan to support funding of the Bowie mine (long-term receivable) loaned by Robert Lee, who was the Company’s officer in prior years. Robert Lee is a shareholder and he is no longer an officer of the Company..

As of April 30, the Company’s had the following due to officers:

Due to officers/directors	2012	2011*
Dickson Lee	$243,334	$420,000
Clayton Fong	111,333	-
Shirley Kiang	60,000	-
Total due to officers/directors	$414,667	$420,000-

In 2012, Dickson Lee, Clayton Fong and Shirley Kiang, officer and/or directors of the Company, loaned the Company $0.4 million temporary interest free loans to support funding of the Bowie mine (long-term receivable).

ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Apr. 30, 2012
ASSET RETIREMENT OBLIGATIONS

NOTE 13.  ASSET RETIREMENT OBLIGATIONS

The Company accounts for asset retirement obligations in accordance with ASC 410-20-25, Accounting for Asset Retirement Obligations.  This statement generally requires that the Company’s legal obligations associated with the retirement of long-lived assets are recognized at fair value at the time the obligations are incurred.  Obligations normally are incurred at the time development of a mine commences for underground mines or construction begins for support facilities and refuses areas.  The future obligation primarily relates to closure of mines, reclamation of surface land and support upon cessation of mining. The obligation’s fair value is determined using discounted cash flow techniques and is accreted over time to its expected settlement value.  Upon initial recognition of a liability, a corresponding amount is capitalized as part of the carrying amount of the related long-lived asset.  Amortization of the related asset is calculated on a unit-of-production method.  The Company reviews the asset retirement obligation at least annually and makes necessary adjustments for permitted changes as granted by government authorities and for revisions of estimates of the amount and timing of costs. For ongoing operations, adjustments to the liability result in an adjustment to the corresponding asset.

Each mine is required by the respective local province government authority to deposit money in an escrow account on an annual basis. The amount is calculated based on the number of tons specified in the mining rights. The Company can only utilize the funds in the escrow account for expenses related to retirement of the mines, such as land subsidence, restoration, rehabilitation and environment protection. Any unused funds will be returned to the Company upon the closure of the mines. The amount held in the escrow accounts is accounted for as restricted cash.

As for the DaPuAn and SuTsong mines, the management estimates the asset retirement obligation at a rate of 3 RMB per ton based on total reserves at the end of the useful lives of the mines. The Company expects to extract approximately 10 million tons of coal over the expected useful lives (29 and 17 years for DaPuAn and SuTsong Mine respectively).  The interest rate used in the net present value calculation is 7%, which equates to a risk-free interest rate adjusted for the effect of the company’s credit standing (a credit-adjusted risk-free rate). The credit-adjusted risk-free rate is deduced based on the yield curve for U.S. Treasury securities with corresponding maturity adjusted based on the company’s credit standing.Da Ping Mine was acquired by the Company in March 2011. According to the mine reservation report, the management expects to extract approximately 15 million tons of coal over the remaining 26 years. Da Ping Mine is located in GuiZou Province and the management estimates the asset retirement obligation at a rate of 2 RMB per ton based on total reserves at the end of the useful lives of the mines. The interest rate used in the net present value calculation is 7%.

As for the Wei She Mine, which acquired in February 2012, the management estimates the asset retirement obligation at a rate of 3 RMB per ton based on total reserves at the end of the useful lives of the mine. The Company expects to extract approximately 19 million tons of coal over the expected useful life of thirty years. The interest rate used in the net present value calculation is 8%.

During the quarter ended July 31, 2010, the Company revised the forecasted cash flows used for the net present value calculations for DaPuAn and SuTsong mines. The revisions to estimated cash flows pertain to revisions in the estimated amount and timing of required reclamation activities throughout the lives of the respective mines and reflect changes in estimates of closure volumes, disturbed acreages and third-party unit costs as of July 31, 2010. We based these estimates on historical and anticipated results and trends and on various other assumptions that we believe are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. By their nature, estimates are subject to an inherent degree of uncertainty. Actual results may differ from management’s estimates. We evaluated the forecasted cash flows as of April 30, 2012, no revision was deemed necessary.

The following is a summary of the change in the carrying amount of the asset retirement obligation during the years ended April 30, 2012 and 2011.

	April 30, 2012	April 30, 2011
Beginning balance	1,978,877	507,279
Liabilities incurred during the period	902,178	614,071
Liabilities settle during the period	(673,214)	-
Accretion of interest	251,511	98,165
Revision in estimated cash flows	-	759,362
Ending balance	2,459,352	1,978,877

OTHER PAYABLES	12 Months Ended
Apr. 30, 2012
OTHER PAYABLES

NOTE 14.  OTHER PAYABLES

Other Payables consist of the following at April 30:

Description	April 30, 2012	April 30, 2011
Payable to business associates	$2,029,517	$4,747,155
Resource surcharge payable of WeiShe Coal Mine	13,378,566
Others	5,561,719	2,799,236
Total other payable	$20,969,802	$7,546,391

Total Other Payables was $21 million as of April 30, 2012. None of these payables bear interest and they are not collateralized by any assets of the Company. $0.2 million was a temporary interest free loan from a business partner. $13.4 million is estimated resource surcharge payable of Wei She Mine through acquisition. The estimated resources surcharge is determined by the coal reserve and surcharge per ton, which the guidance was issued by GuiZhou Land Resources Council. The other $5.6 million is for miscellaneous payment of fees related to maintenance, safety, employee training for security and environmental matters, which $1.8 million is payable to employees

TAXES PAYABLE	12 Months Ended
Apr. 30, 2012
TAXES PAYABLE

NOTE 15. TAXES PAYABLE

Taxes payable consist of the following at April 30:

Description	April 30, 2012	April 30, 2011
VAT Payable	$5,397,254	$5,546,296
Income Tax Payable(1)	4,885,298	10,622,221
Other Taxes Payable(2)	3,353,736	2,666,759
Total Tax Payable	$13,636,288	$18,835,276

(1)      For China

(2)     Other Taxes Payables mainly include resources tax payable and business tax payable in China

BANK LOANS	12 Months Ended
Apr. 30, 2012
BANK LOANS

NOTE 16.  BANK LOANS

During the third quarter of 2010, as part of the acquisitions of TNI the Company assumed a loan agreement with banks in China.  The loan with TNI was for RMB 14,300,000 or approximately $1,951,000.  This loan carried an interest rate of 5.4% per annum and matured on December 23, 2010, which was paid off.  During the fourth quarter of 2011, as part of acquisition of DaPing, the Company assumed RMB 20 million bank loan or approximately $3,077,160 with interest rate of 9.18% per annum and matured on October 29, 2011. RMB 6 million or approximately $ 0.95 million of this loan had been paid in early November 2011 and the other RMB 14 million or approximately $2.2 million has since been extended to November 30, 2012. All loans areunsecured.

CONVERTIBLE DEBT	12 Months Ended
Apr. 30, 2012
CONVERTIBLE DEBT

NOTE 17.  CONVERTIBLE DEBT

On May 12, 2009, the Company issued to Silver Rock II, Ltd. an 8% convertible debenture and 500,000 warrants for a total consideration of $100,000.  The face value of the debenture is $100,000 and is due on May 6, 2012 with interest payable semi-annually. The warrants expire on May 06, 2012 and have an exercise price of $1.40 per share.

The debenture was fully discounted based on the relative fair value of the warrants and the calculated beneficial conversion feature. The Company has performed the derivative analysis in accordance with ASC 815, “Derivatives and Hedging” and determined that the warrants are considered “indexed to its own stock” and hence qualified for equity treatment.

On January 30, 2010, Silver Rock II, Ltd. exercised 250,000 warrants at $1.40 per share. The remaining 250,000 warrants were outstanding as of April 30, 2011.

On April 26, 2012, Silver Rock II, Ltd. exercised 250,000 warrants at $1.40 per share. There is no outstanding warrants as of April 30, 2012.

During the year ended April 30, 2010, Silver Rock II, Ltd. converted the debenture in its entirety and the accrued interest of $4,000 into 153,846 and 6,154 common shares of the Company, respectively. The unamortized discount was recognized as interest costs upon conversion and was reflected in the consolidated statements of income.

There was no new convertible debt issued by the Company during fiscal year 2012 and 2011.

INCOME TAXES	12 Months Ended
Apr. 30, 2012
INCOME TAXES

NOTE 18.  INCOME TAXES

The Company’s main operations are located in China. The Company is subject to corporate income taxes primarily in two taxing jurisdictions, China (“PRC”), and the United States of America (“US”).  The income of the Company is mainly generated via its 2 Mines, KMC, Da Ping, Wei She and TNI which are foreign entities located in China. The Company incurs tax liability for the coal operations charged at 25% of net profit. As the 2 Mines (DaPuAn Mine and SuTsong Mine) and Wei She mine are in a heavily regulated resource business in China, and HongXing,  ZoneLin and DaPing are in a form of proprietorship (are not incorporated as a corporation), thus they are subject a special tax rate equal to a 5% of total revenue proceeds, subject to provisional adjustments when the coal sale changes. As no cash or funds were repatriated from China to the U.S., the Company’s income was not subject to the U.S. federal taxation, under subpart F, income from controlled foreign company, of the U.S. Internal Revenue Code.

There is immaterial amount of deferred income taxes for the differences between financial accounting and tax bases of assets and liabilities.  For the years ended on April 30, 2012 and 2011, there were no material temporary book/tax differences or differences between financial accounting and tax bases of assets and liabilities.

The Company’s income tax liability for the years ended April 30,2012 and 2011 was $4,885,298 and $10,622,221, respectively.  These tax payables to Chinese local governments can be postponed temporarily as we are a U.S. company bringing in U.S. management skills and investing capital to increase coal production and safety standards, beneficial to the Chinese local communities.  According to Chinese law, a new joint venture located in the western part of China may benefit under the “Go-West” policy to enjoy a special Chinese tax rebates from the government, thus there is a high probability that the 2 Mines, KMC, Da Ping, Wei She and TNI tax liability payments may be delayed or mitigated.

The significant component for income taxes is described for both US and PRC operation as of April 30, 2012 and 2011 are described below.

a) United States of America

As of April 30, 2012, the Company in the United States had $29,137,122 in net operating loss carry forwards available to offset future taxable income. Federal net operating losses can generally be carried forward twenty years. The deferred tax assets at April 30, 2012 consist mainly of net operating loss carry forwards. Due to the uncertainty of the realization of the related deferred tax assets of $10,275,838, a reserve equal to the amount of deferred income taxes has been established at April 30, 2012. The Company has provided 100% valuation allowance to the deferred tax assets as of April 30, 2012, 2011 and 2010 $10,275,838, $7,000,000 and $2,923,000, respectively.

Uncertain Tax Positions

Current authoritative guidance requires that the Company recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For a tax position meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. At April 30, 2012, the Company did not have any unrecognized tax benefits that, if recognized, would affect the effective tax rate.

The Company is subject to examination of income tax filings in the U. S. for the tax periods 2008 and forward. As of April 30, 2012, no tax examination has been conducted.

b) People’s Republic of China (PRC)

Pursuant to the PRC Income Tax Laws, the Company’s subsidiaries are generally subject to Enterprise Income Taxes ("EIT") at a statutory rate of 25% for KMC.  The LLC, TNI, WeiShe and DaPing entities are owned in the form of partnerships, thus, the statutory rate is 5%.

The following table sets forth the significant components of the provision for income taxes for operation in PRC as of April 30:

	For the years ended April 30,
	2012	2011	2,010
Consolidated pretax income	25,626,361	49,923,290	44,229,649
Expected income tax expense	8,712,963	16,973,919	15,038,081
Difference between statutory rate and foreign effective tax rate	(8,819,945)	(13,718,613)	(11,787,256)
Change in valuation allowance	3,303,047	4,309,149	1,280,264
Actual tax expense	3,196,065	7,388,422	4,531,089
Consolidated effective tax rate	12%	15%	10%

STOCKHOLDERS’ EQUITY	12 Months Ended
Apr. 30, 2012
STOCKHOLDERS’ EQUITY

NOTE 19. STOCKHOLDERS’ EQUITY

Stock Issued for Cash:

For the year ended April 30, 2012, the Company issued 200,000 shares of common stock for a gross proceed of $400,000 at $2.00 per share. The company issued 49,411 shares of common stock for loan conversion, with the share value of $420,000. The Company issued 286,000 common shares upon exercise of warrants and received $379,880 from warrants holders at an average price of $0.83 and $1.40.

Stock Issued for Compensation

The Board of Directors approved to issue shares in respect to the services provided by Clayton Fong, our Executive Vice President of Operations, Edmund Moy, Vice President of the company and other key employees during the 2012 fiscal year. As of April 30, 2012, the Company issued 50,000 shares to Clayton, 33,333 shares to Edmund Moy and 1,095,074 shares to other key employees (total 1,178,407 shares), with the share value of $157,000, $394,662 and $3,807,301 (total $4,358,963), respectively; the Company issued 200,000 shares to investors with the share value of $400,000 and sold $2,391,000 treasury stock to investors to raise fund to purchase coal mine in USA. For the year ended April 30, 2012, no stock options or warrants were issued for compensation.

Stock Issued for Subsidiary

During the fourth quarter ended April 30, 2012, the Company issued 3,000,000 shares of common stock with the share value of $9,660,000 as portion of the investment to acquire WeiShe mine.

Treasury Stock

 As year ended April 30, 2012, the Company recovered zero shares of its common stock. The Company sold 915,907 shares of treasury stock with the share value of $2,391,000 to investors. The Company transferred 200,000 shares of treasury stock with the share value of $1,000,000 to subsidiary. In accordance with US generally accepted accounting principles, the Company recorded an increase to additional paid-in-capital of $ 3,117,909, respectively, as a result of the sold and transferred treasury shares. At April 30, 2012, the Company owned a total of 143,093 of its own shares.

WARRANTS	12 Months Ended
Apr. 30, 2012
WARRANTS

NOTE 20.WARRANTS

Warrants Issued for Compensation

The Company has authorized 1,100,000 Class D warrants to be issued to executives and 4,000,000 Class E warrants to be issued to Directors.

During the year ended April 30, 2011, the Company issued 1,000 Class E warrants to a Director.  The warrants were fully vested as of April 30, 2011 and expire five years after issuance.  The grant date fair value was $8.92.  The Company issued 1,000 warrants to a non-employee. The warrants were fully vested as of April 30, 2011 and expire five years after issuance. The grant date fair value was $9.82.

The fair value was estimated on the date of the grant using the Black-Scholes option-pricing model. The following table displays the weighted average assumptions that have been applied to estimate the fair value of warrants on the date of grant for the year ended April 30, 2012:

April 30, 2012
Expected life (years)	5.0
Risk-free interest rate	2.17%
Expected volatility	144.63%
Expected dividend yield	0%

(1)     Expected Life: The expected life was determined based on the option’s contractual term and employees’ expected early exercise and post-vesting employment termination behavior.

(2)     Risk Free Rate: The risk-free interest rate was based on U.S. Treasury yields with a remaining term that corresponds to the expected term of the option calculated on the granted date.

(3)     Expected Volatility: Expected volatility is computed based on the standard deviation of the continuously compounded rate of return of days when the stock price changed over the historical period of the expected life of the options.

(4)     Dividend Yield: The expected dividend yield is zero. The Company has not paid a dividend and does not anticipate paying dividends in the foreseeable future.

For the year ended as April 30, 2012, no warrant was issued or exercised for compensation.

Following is a summary of the status of warrants outstanding at April 30, 2012:

Type of Warrants	Range of Exercise Prices	Total Warrants Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Executives-Class D	$ 2.25	10,000	0.83	$ 2.25
Directors - Class E	$ 3.00 - 9.34	210,916	2.79	$ 3.03
Non-employee	$ 11.22	1,000	3.38	$ 11.22
Total		221,916	2.72	$ 3.03

As of April 30, 2012, all warrants outstanding for compensation were exercisable. The weighted-average grant-date fair value of warrants granted during the twelve months ended April 30, 2011 was $ 9.37

Warrants Issued to Investors

On May 12, 2009, the Company issued 500,000 seven year warrants to purchase shares of the Company’s common stock pursuant to a security purchase agreement.  The exercise price is $5.62 per common stock and is exercisable immediately.

On June 28, 2009, The Company issued to various investors 3,498,800 one year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The warrants are immediately exercisable and the exercise price varies between $1.00 and $2.60 depending on the class of warrant.

On October 8, 2009, the Company issued to various investors 882,613 five year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The exercise price is $5.62 per common stock and is exercisable immediately. The Company issued 109,682 five year warrants to the placement agent with an exercise price of $6.11 that isis immediately exercisable.

On November 6, 2009, the Company issued to various investors 501,236 five year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The exercise price is $5.62 per common stock and is exercisable immediately.  The Company issued 66,832 five year warrants to the placement agent with an exercise price of $6.11 that are immediately exercisable.

On June 1, 2010, the Company received a payment of $50,000 from an investor for extending the expiration date from June 1, 2010 to December 31, 2010 of the remaining 1,000,000 shares associated with warrant K that the investor owns. The investor exercised all the 1,000,000 shares before the extended expiration date. As such, no warrant K were outstanding as of April 30, 2011.

On January 28, 2011, the Company issued to various investors 80,000 one year warrants to purchase shares of the Company’s common stock pursuant to a stock purchase agreement.  The exercise price is $9.50 per common stock and is exercisable immediately.

Effective on October 28, 2011, the Company issued promissory notes (unsecured) to certain accredited investors and employees of the Company in the principal amount of $384,872 of which $210,000 has been loaned to the company and $174,872 is considered irrevocable commitment contribution.  The proceeds of the notes were used primarily for general business purposes in the U.S.  The notes mature on the 330th day from the dates of receipt of cash contribution from the holders of the notes and the Company may prepay all or any portion of the notes without penalty.  Interest is payable on the unpaid balance of the notes at an annual rate of 10%. The interest payable on the promissory notes accrued in the amount of $15,262.71 as of April 30, 2012.   As further consideration for providing this financing, the holders of the notes have also received warrants to purchase an aggregate of 96,218 shares of the Company’s common stock at an exercise price of $4.00 per share.  The warrants expire at the end of the four-year period following the maturity dates of the corresponding promissory notes.  The issuance and sale of the warrants was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933.

On November 2, 2011, the company issued 36,000 warrants to prior investor. The warrants were completely exercised and the exercise price is $0.83, respectively.

The table below is a summary of all warrants activity as of April 30, 2012:

Warrants Roll-forward Summary

	Units	Weighted Average Exercise Price	Weighted Average Remaining Life (in Years)
Outstanding at April 30, 2010	3,385,329	$2.09	2.55

Issued	82,000	$9.52	2.55
Exercised	(2,442,855)	$3.16	-
Outstanding at April 30, 2011	1,024,474	$4.38	2.68

Issued	96,218	$4.00	5.01
Exercised	(286,000)	$1.33	-
Extend	36,000	$0.83	-
Outstanding at April 30, 2012	870,692	$5.19	2.88
Exercisable at April 30, 2012	870,692	$5.19	2.88

NON-CONTROLLING INTEREST	12 Months Ended
Apr. 30, 2012
NON-CONTROLLING INTEREST

NOTE 21. NON-CONTROLLING INTEREST

As described in Note 1, to the consolidated financial statements, the Company has the majority controlling interest of L&L Coal Partners (2 coal mining operations), TNI, Tai Fung DaPing and WeiShe. During the fiscal year 2010, the Company increased its ownership interest in L&L Coal Partners to 80% from 60% at April 30, 2009. The equity related to non-controlling interest as of April 30, 2012 represents 20% third party interest in L&L Coal Partners, 2% third party interest in TNI, 2% third party interestin Tai Fung, 40% third party interest in DaPing and 49% third party interest in WeiShe. The noncontrolling interest in Weishe is measured at fair value at the acquisition date, with a discount rate 16% which reflected the factor of lack of marketability.

Included below is a schedule of changes in ownerships interest for the year ended April 30, 2012:	April 30, 2012	April 30,2011
Beginning balance	$29,530,133	$12,594,293
Non-controlling interest related to acquisitions	7,822,636	10,391,810
Translation	1,083,961	923,351
Net income related to non-controlling interest	4,994,669	5,620,679
Ending balance	43,431,399	29,530,133

EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2012
EARNINGS PER SHARE

NOTE 22.  EARNINGS PER SHARE

The Company only had common shares, warrants and stock options issued and outstanding as of April 30, 2012.  Under the treasury stock method of earnings per share, the Company computed the diluted earnings per share as if all issued warrants were converted to common stock and cash proceeds were used to buy back common stock.

	For the Years Ended April 30
	2012	2011	2010
EPS numerator:
Net income from continuing operatings, net of income taxes	$22,016,878	26,655,299	29,482,512
Less: Net (loss) income attributable to noncontrolling interests	4,994,669	5,620,679	7,040,555
Income from continuing operations attributable to common stockholders	17,022,209	21,034,620	22,441,957
(Loss) income from discontinued operations, net of income taxes	(2,775,766)	15,745,189	10,465,735
Net income attributable to common stockholders	$14,246,443	36,779,809	32,907,692
EPS denominator:
Weighted average shares outstanding — basic	33,108,863	29,764,705	24,375,508
Effect of dilutive shares	435,491	657,688	1,372,528
Weighted average shares outstanding — diluted	33,544,354	30,422,393	25,748,036
Basic EPS attributable to common stockholders:
Income from continuing operations	0.51	0.71	0.92
(Loss) income from discontinued operations	(0.08)	0.53	0.43
Net income attributable to common stockholders	$0.43	1.24	1.35
Diluted EPS attributable to common stockholders:
Income from continuing operations	0.50	0.69	0.87
(Loss) income from discontinued operations	(0.08)	0.52	0.41
Net income attributable to common stockholders	$0.42	1.21	1.28

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Apr. 30, 2012
COMMITMENTS AND CONTINGENCIES

NOTE 23. COMMITMENTS AND CONTINGENCIES

Commitments:

The majority of the Company sales, purchases and expense transactions are denominated in RMB and most of the Company’s assets and liabilities are also denominated in RMB.  The RMB is not freely convertible into foreign currencies under the current law.  In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions.  Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

Lease Commitments

The Company has three operating leases: for the Seattle office, GuangZhou office and GuiZhou office during fiscal year of 2012.  The leases of GuangZhou office and GuiZhou office expired in November 2011 and February 2012, respectively. The lease of the Seattle office will expire in July 2013. The non-cancelable operating lease agreement requires that the Company pays certain operating expenses, including management fees to the leased premises. The future minimum rental payments in less than a year and in greater than a year are $69,813 and $12,690 respectively.

Contingencies:

The PRC adopted extensive environmental laws and regulations that affect the operations of the coal mining industry.  The outcome of environmental liabilities under proposed or future environmental legislation cannot be reasonably estimated at present, and could be material.  Under existing legislation, however, Company management believes that there are no probable liabilities that will have a material adverse effect on the financial position of the Company.

The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America.  These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange.  The Company’s results may be adversely affected by changes in the governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversions and remittance abroad, and rates and methods of taxation, among other things.

Litigation

On August 26, 2011, a federal securities law class action complaint was filed against the Company, certain officers and directors (i.e., Dickson V. Lee and Ian G. Robinson) and a former officer (i.e., Jung Mei (Rosemary) Wang) in the United States District Court, Western District of Washington at Seattle on behalf of a class consisting of all persons who purchased the common stock of the Company during the period August 13, 2009 through August 2, 2011, inclusive, and who were damaged thereby (the “Securities Class Action”). It alleges that the Company filed false and misleading reports with the SEC from August 13, 2009 to August 2, 2011, primarily based upon an amendment the Company filed to its 2010 Annual Report on Form 10-K on July 28, 2010 and a report published by the Glaucus Research Group on August 2, 2011. On December 15, 2011, the court appointed Gregg Irvin as lead plaintiff, and he filed an amended complaint and second amended complaint on February 8 and March 2, 2012, respectively, naming four other current and former directors as defendants (i.e., Shirley Kiang, Robert Lee, Dennis Bracy and Robert Okun).

On November 4, 2011, a complaint was filed by Larew P. Stouffer, an individual, in a derivative suit against the Company as nominal defendant, and against certain existing officers/employees and/or directors (i.e., Dickson V. Lee, Norman Mineta, Ian G. Robinson, Robert W. Lee, Shirley Kiang, Dennis Bracy, Syd S. Peng) and certain former officers and/or directors (i.e., Edward L. Dowd, Andrew M. Leitch, Robert Okun, Joseph J. Borich, Jung Mei Wang and David Lin) in the First Judicial District Court of the State of Nevada for Carson City (the “Stouffer Derivative Suit”). It mainly alleges that the defendants breached fiduciary duties to the Company and its shareholders, wasted corporate assets by paying certain officers and directors who breached their fiduciary duties, were unjustly enriched by accepting compensation while breaching fiduciary duties, and committed wrongful acts in concerted action.

On November 15, 2011, a complaint was filed by Russell L. Bush, an individual, in a derivative suit against the Company as nominal defendant, and against all existing directors (i.e., Dickson V. Lee, Norman Mineta, Ian G. Robinson, Robert W. Lee, Shirley Kiang, Dennis Bracy, Syd S. Peng) in the United States District Court, Western District of Washington at Seattle (the “Bush Derivative Suit”, with the Stouffer Derivative Suit, the “Derivative Suits”). It mainly alleges that the defendants breached fiduciary duties by failing to install proper internal control and overseeing system, and were unjustly enriched by accepting compensation while breaching fiduciary duties.

The Company is unable to estimate the amount or range of any potential loss in the event of an unfavorable outcome. As such, as of April 30, 2012, the Company has not accrued any liability in connection with potential losses from legal proceedings.

STOCK INCENTIVE PLAN	12 Months Ended
Apr. 30, 2012
STOCK INCENTIVE PLAN

NOTE 24.  STOCK INCENTIVE PLAN

On September 9, 2010, our Board of Directors adopted the 2010 Stock Incentive Plan (the “2010 Plan”), which was approved by our shareholders at our annual meeting of the shareholders held on the same date. On February 17, 2011, the Company filed S-8 Registration Statement. The Stock Incentive Plan authorizes the Board of Directors or one or more of its members to grant options to eligible individuals to purchase shares of common stock our Company to eligible individuals.  Eligible individuals may be employees, non-employee members of the Board or the board of directors of any Parent or Subsidiary, and consultants who provide valuable service to us or our Parent or Subsidiary. Options to purchase Common Stock may be incentive stock options, stock units, stock appreciation rights or non-statutory stock options as determined by the Board of Directors or its delegate. 4,200,000 shares of Common Stock were reserved for issuance.

Each option agreement specifies the term as to when the option is to become exercisable. Standard options vest at a rate of at least 20% of the underlying shares per year over five years and have a maximum term of 10 years. However, in no event shall an incentive stock option granted to a 10% or greater stockholder be granted at an exercise price less than 110%  of the fair market value of the stock on the date of grant.

On March 5, 2011, the Company granted 40,000 stock options to its Independent Director Dennis Bracy at an exercise price of $7.65. The stock options were fully vested as of April 30, 2011 and expire five years after issuance.  The grant date fair value for this stock option was $7.06.

The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant for the year ended April 30, 2012:

2012
Dividend yield	-
Risk-free interest rate	2.17%
Expected volatility	156.61%
Expected lives	5 years

(1)     Expected Life: The expected life was determined based on the option’s contractual term and employees’ expected early exercise and post-vesting employment termination behavior

(2)     Risk Free Rate: The risk-free interest rate was based on U.S. Treasury yields with a remaining term that corresponds to the expected term of the option calculated on the granted date.

(3)     Expected Volatility: Expected volatility is computed base on the standard deviation of the continuously compounded rate of return of days when the stock price changed over the historical period of the expected life of the options.

(4)     Dividend Yield: The expected dividend yield is zero. The Company has not paid a dividend and does not anticipate paying dividends in there foreseeable future.

Stock compensation expense was recognized based on awards expected to vest. FASB ASC Topic 718 requires forfeiture to be estimated at the time of grant and revised in subsequent periods, if necessary, if actual forfeitures differ from those estimates.

The following summarizes pricing and term information for options outstanding as of April 30, 2012:

	Options Outstanding
		Weighted
Range of	Total Options	Average Remaining Life	Weighted
Exercise Prices	Outstanding	(Years)	Average Exercise Price
7.65	40,000	3.84	7.65

As of April 30, 2012, all stock options outstanding for compensation were exercisable. The weighted-average grant-date fair value of options granted during the year ended April 30, 2012 was $7.06.

The following table is a summary of stock option activity under the Stock Incentive Plan as of April 30, 2012 and changes for the year then ended:

	Incentive Stock	Weighted Average	Weighted Average
	Options	Exercise Price Per Share	Remaining Life (Years)

Outstanding at May 1, 2009	-	-	-
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Outstanding at April 30, 2009	-	-	-
Outstanding at May 1, 2010	-	-	-
Granted	40,000	7.65	4.85
Exercised	-	-	-
Canceled	-	-	-
Outstanding at April 30, 2011	40,000	7.65	-
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Outstanding at April 30, 2012	40,000	7.65	3.84
Exercisable at April 30, 2012	40,000	7.65	3.84

SEGMENT INFORMATION	12 Months Ended
Apr. 30, 2012
SEGMENT INFORMATION

NOTE 25.  SEGMENT INFORMATION

The Company reports its operations primarily through the following reportable operating segments: coal mining, coal wholesaling, coking coal washing revenue. The Company’s chief operating decision maker uses operating income as the primary measure of segment profit and loss.

	For the years ended April 30

Total Revenues (including intersegment sales)	2012	2011	2010
Coal mining revenue	$37,902,310	43,175,968	40,896,394
Coal wholesale revenue	20,645,391	32,207,744	16,190,761
Coking revenue	21,992,807	28,420,113	13,380,737
Coal washing revenue	69,563,891	62,405,122	18,318,548
	$150,104,399	166,208,947	88,786,439

Discontinued operations:
Coal mining revenue	$4,332,599	25,602,904	14,915,344
Coal washing revenue	7,871,665	53,430,652	8,966,631
	$12,204,264	79,033,556	23,881,975

Total revenue	$162,308,663	245,242,503	112,668,414

Intersegment revenues	2012	2011*	2010*
Coal mining revenue	$-	-	-
Coal wholesale revenue	1,146,851	-	-
Coking revenue	-	-	-
Coal washing revenue	5,399,633
	$6,546,484	-	-

Discontinued operations:
Coal mining revenue	$-	-	-
Coal washing revenue	3,592,332	21,391,398	3,450,576
	$3,592,332	21,391,398	3,450,576

Total intersegment revenue	$10,138,816	21,391,398	3,450,576

Operating income	2012	2011*	2010*
Coal mining revenue	$20,837,333	28,391,236	31,265,523
Coal wholesale revenue	2,189,538	3,117,810	1,739,602
Coking revenue	6,286,062	5,968,074	1,569,764
Coal washing revenue	5,641,529	3,099,907	1,365,779
Less intersegment revenues	(11,226,541)	(12,647,239)	(5,474,184)
	$23,727,921	27,929,788	30,466,484

Discontinued operations:
Coal mining revenue	$345,563	15,215,566	7,406,540
Coal washing revenue	203,457	5,847,432	4,452,577
	$549,020	21,062,998	11,859,117

Total operating income	$24,276,941	48,992,786	42,325,601

Net revenues	2012	2011*	2010*
Coal mining revenue	$37,902,310	43,175,968	40,896,394
Coal wholesale revenue	20,645,391	32,207,744	16,190,761
Coking revenue	21,992,807	28,420,113	13,380,737
Coal washing revenue	69,563,891	62,405,122	18,318,548
Less intersegment revenues	(6,546,484)	(21,391,398)	(3,450,576)
	$143,557,915	144,817,549	85,335,863

Discontinued operations:
Coal mining revenue	$4,332,599	25,602,904	14,915,344
Coal washing revenue	4,279,332	53,430,652	8,966,631
	$8,611,931	79,033,556	23,881,975

Total net revenue	$152,169,846	223,851,105	109,217,838

Net income attributable to L&L	2012	2011*	2010*
Coal mining	$14,333,836	21,804,563	23,263,115
Coal wholesale	1,568,813	2,160,436	1,327,310
Coking	2,535,018	2,879,286	1,170,982
Coal washing	8,335,755	6,649,483	1,760,358
Parent Company	(13,838,391)	(12,467,052)	(3,526,675)
	$12,935,031	21,026,717	23,995,089

Discontinued operations:
Coal mining	$244,798	11,380,874	5,566,312
Coal washing	144,130	4,372,219	3,346,290
	$388,928	15,753,092	8,912,603

Total net income attributable to L&L	$13,323,959	36,779,809	32,907,692

Depreciation and amortization expense	2012	2011*	2010*
Coal mining	$3,547,605	3,454,425	737,807
Coal wholesale	60,004	56,462	24,607
Coking	329,386	294,285	143,708
Coal washing	565,081	563,751	47,205
Parent Company	280,950	295,996	45,995
	$4,783,025	4,664,919	999,322

Discontinued operations:
Coal mining	$1,278,813	1,015,881	21,106
Coal washing	710,197	160,273	12,688
	$1,989,010	1,176,154	33,794

Total depreciation and amortization expense	$6,772,035	5,841,073	1,033,116

Capital expenditure	2012	2011*	2010*
Coal mining revenue	$494,982	1,035,210	8,789,404
Coal wholesale revenue	-	171,306	752,569
Coking revenue	19.076	101,336	679,096
Coal washing revenue	51,116	271,539	590,850
Parent Company	56,261	2,206,791	2,368,186
	$621,435	3,786,182	13,180,105

Discontinued operations:
Coal mining	$183,397	305,044	3,204,143
Coal washing	107,978	117,231	1,926,229
	$291,375	422,275	5,130,372

Total capital expenditure	$912,810	4,208, 457	18,310,477

Total assets	2012	2011	2010
Coal mining	$172,732,033	152,223,697	95,128,900
Coal wholesale	19,375,449	16,413,902	13,678,836
Coal coking	11,615,194	9,333,559	6,969,256
Coal washing	33,011,004	34,601,086	17,958,153
Parent Company (intercompany)	39,823,859	14,780,079	(5,130,621)
	$276,557,539	227,352,323	128,604,524

* Restated for discontinued operations

QUARTERLY FINANCIAL RESULTS (UNAUDITED)	12 Months Ended
Apr. 30, 2012
QUARTERLY FINANCIAL RESULTS (UNAUDITED)

NOTE 26.  QUARTERLY FINANCIAL RESULTS (UNAUDITED)

The following table contains selected statements of operations information, which is unaudited and should be read in conjunction with the Company’s consolidated financial statements and related notes included elsewhere in this report. The Company believes that the following unaudited information reflects all normal recurring adjustments necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period. Operating results for each quarter of fiscal year 2012 and 2011 are summarized as follows:

Quarterly Period Ended
	31-Jul	October 31,	January 31,	April 30,
	2011	2011	2012	2012
Net Revenue	$36,143,879	$39,414,304	$26,981,815	$41,017,918
Gross Profit	$8,381,599	$11,412,308	$7,720,981	$12,321,185
Income from operation	$5,051,084	$5,927,991	$4,607,289	$7,238,728
Other income (expense)	$(569,213)	$(372,966)	$114,627	$3,055,395
Net income from continuing operations	$3,202,604	$3,299,690	$3,176,109	$7,343,806
Net income from discontinuing operations	$(816,716)	$490,250	$683,362	$(3,132,662)
Net income	$2,385,888	$3,789,940	$3,859,471	$4,211,144
Earning per shares from continuing operations-basic	0.10	0.10	0.10	0.20
Earning per shares from continuing operations-diluted	0.10	0.10	0.09	0.20

	31-Jul	October 31,	January 31,	April 30,
	2010	2010	2011	2011
Net Revenue	$38,554,082	$35,291,924	$49,775,866	$35,932,538
Gross Profit	$11,452,111	$12,732,723	$35,094,098	$7,243,025
Income from operation	$8,056,938	$8,490,560	$10,433,300	$954,259
Other income (expense)	$(83,383)	$320,032	$158,982	$529,604
Net income from continuing operations	$6,044,984	$6,653,328	$8,116,614	$172,181
Net income from discontinuing operations	$4,893,529	$4,407,531	$4,468,016	$2,023,626
Net income	$10,938,514	$11,060,859	$12,584,630	$2,195,807
Earning per shares from continuing operations-basic	0.21	0.22	0.27	0.01
Earning per shares from continuing operations-diluted	0.20	0.21	0.26	0.01

RESTRICTED NET ASSETS	12 Months Ended
Apr. 30, 2012
RESTRICTED NET ASSETS

NOTE 27.  RESTRICTED NET ASSETS

The Company’s operations are primarily conducted through its PRC subsidiaries, which may only pay dividend out of their retained earnings determined in accordance with the accounting standards and regulations in the PRC and after it has met the PRC requirements for appropriation to statutory reserves.

In addition, the Company’s businesses and assets are primarily denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These currency exchange control procedures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiaries to transfer their net assets to the Company through loans, advances or cash dividends, which consisted of paid-up capital, retained earnings and statutory reserves and which aggregate amount of approximately $90 million as of April 30, 2010 exceeded 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X, and are as follows.

SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2012
SUBSEQUENT EVENTS

NOTE 28. SUBSEQUENT EVENTS

On May 21, 2012, the Company announced the plan to begin a discretionary stock buyback program over the next 12 months, purchasing up to $10 million of outstanding LLEN shares from the open market. Under the buyback all purchased stock will be retired, reducing the Company’s outstanding shares and raising the attributable profit per unit to the shareholders.

On June 22, 2012, the company entered into MOU to acquire the controlling interest in of LuoZhou Mine from Union Energy, a local partner in GuiZhou Province. LouZhou mine locates in HeZhang County, Guizhou Province with a targeted production of 450,000 tons per annum. L & L paid a deposit of approximately $349,000. The remaining balance will be paid in installments under other consideration, including payment-in-kind of non-strategically held interests, stock and/or cash.

On July 12, 2012, the entity form of DAPauAn has been changed from proprietorship to corporation.